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                          Lincoln Benefit Life Company

                                Lincoln, Nebraska
March 27, 2012

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: Lincoln Benefit Life Company. Reg. No. 333-
    Registration Statement on Form S-1

Members of the Commission:

Submitted for filing under the Securities Act of 1933 is the above-referenced Registration Statement on Form S-1.

We represent and acknowledge that:

    . Should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

    . The Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

    . The Staff's comments, the Registrant's changes to the disclosure in response to the Staff's comments, or the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from this responsibility; and

    . The Registrant may not assert this action or the Staff's comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any questions or comments to me at 402-328-5708. Thank you.

Very truly yours,


/s/ Jan Fischer-Wade
---------------------------------------------
Jan Fischer-Wade

Enclosure

Cc: Lynn K. Stone, Esq.
    Prudential Financial